Reserves - Movement in share-based payment shares (equity settled) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 14, 2023 AUD ($) $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2023 shares
MEP shares (equity settled)
Plan pool limit (in shares) | shares			100
Number of shares issued under MEP (in shares) | shares		80
Fair value of shares issued under MEP (in dollars per share) | $ / shares	$ 70	$ 70
Cash proceeds received for shares issued under MEP (in dollars per share) | $ / shares	$ 10	$ 10
Expected price volatility of the company's shares (as a percent)	40.00%
Minimum
MEP shares (equity settled)
Underlying asset value	$ 1.0
Exercise price	$ 6.9
Risk-free interest rate (as a percent)	0.25%
Maximum
MEP shares (equity settled)
Underlying asset value	$ 4.0
Exercise price	$ 8.3
Risk-free interest rate (as a percent)	0.26%
Where the sale price of share is AUD$10 million or less
MEP shares (equity settled)
Management's share of exit proceeds (as a percent)	25.00%
Where the sale price of share is above AUD$10 million
MEP shares (equity settled)
Management's share of exit proceeds (as a percent)	33.33%